Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 15, 2015
Urban Edge Properties [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Cash Considerations Transferred During Spin Off				$ 225,000,000
Equity method ownership percentage				5.40%
Retail Segment Strip Shopping Centers [Member]
Related Party Transaction [Line Items]
Number Of Real Estate Properties	22
Retail Segment Strip Shopping Centers [Member] | Urban Edge Properties [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number Of Real Estate Properties				79
Retail Segment Regional Malls [Member] | Urban Edge Properties [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number Of Real Estate Properties				3
Warehouse [Member] | Urban Edge Properties [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number Of Real Estate Properties				1
Alexanders Inc [Member]
Related Party Transaction [Line Items]
Percentage of Affiliated Entity Owned By Company	32.40%
Percentage Of Affiliated Entity Owned By Related Parties	26.30%
Interstate Properties [Member]
Related Party Transaction [Line Items]
Percentage of Company Owned by Related Party	6.60%
Related Party Transaction Annual Fee Percentage	4.00%
Fee And Other Income From Related Parties (in US dollars)	535,000	$ 606,000	$ 794,000
Term Of Management Agreement	1 year
Period Allowed For Termination Of Automatic Renewal Of Management Agreement	60 days
Related Party Transaction Description Of Transaction	We manage and lease the real estate assets of Interstate pursuant to a management agreement for which we receive an annual fee equal to 4% of annual base rent and percentage rent. The management agreement has a term of one year and is automatically renewable unless terminated by either of the parties on 60 days’ notice at the end of the term. We believe, based upon comparable fees charged by other real estate companies, that the management agreement terms are fair to us.